Long-Term Deposits, Equipment Prepayments and Other	12 Months Ended
Dec. 31, 2024
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Abstract]
LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS AND OTHER
NOTE 14:	LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS AND OTHER

	As of December 31,	As of December 31,
	2024	2023
Security deposits for insurance and rent	4,513	4,624
Equipment and construction prepayments	51,854	39,813
	56,367	44,437

Equipment and construction prepayments

The following table details the equipment and construction prepayments:

		As of December 31,	As of December 31,
		2024	2023
Miner credits	i.	—	11,330
Bitmain T21 & S21 Pro Miners Purchase Order and Purchase Option	ii.	—	16,912
March 2024 Purchase Order	iii.	34,791	—
Other BVVE and electrical components	iv.	3,499	4,400
Construction work and materials	v.	13,564	7,171
		51,854	39,813

i.	Miner credits

In December 2022, the Company renegotiated its previous purchase agreements for 48,000 Miners by extinguishing the outstanding commitments of $45,350 without penalty and establishing a $22,376 credit for deposits previously made. The Company received $3,279 of Miners, reducing the outstanding credit balance to $19,097 at December 31, 2022, which was fully utilized during 2023 for the acquisition of Hydro Miners and hydro containers. These items were received during the year ended December 31, 2024 and the long-term deposit balance was reduced to nil upon the transfer to property, plant and equipment.

ii.	Bitmain T21 & S21 Pro Miners Purchase Order and Purchase Option

During the fourth quarter of 2023, the Company placed a firm purchase order for approximately 35,888 Bitmain T21 Miners (the “Purchase Order”) totaling $95,462 with deliveries scheduled from March 2024 to June 2024 and made a non-refundable deposit of $9,464. In addition, the Company secured a purchase option for approximately an additional 28,000 Bitmain T21 Miners (the “Purchase Option”) totaling $74,480 and made a non-refundable deposit of $7,448. This Purchase Option gives the Company the right, exercisable until December 31, 2024, but not the obligation, to purchase up to 28,000 additional Bitmain T21 Miners. The total hashrate from the Miners received should correspond to the total hashrate specified in the initial agreements. The quantity of Miners received may vary based on the individual specifications of each Miner.

During the first quarter of 2024, the Company fully exercised the Purchase Option with deliveries initially scheduled for September and October 2024. In November 2024, the Company amended the Purchase Option and upgraded 6,000 Bitmain T21 Miners to 6,000 Bitmain S21 Pro Miners for $10,576.

During the year ended December 31, 2024, the Company made additional deposits of $153,030 towards the Purchase Order and the Purchase Option, of which approximately 58,123 Bitmain T21 Miners with a cost of $153,987 were received and 3,604 Bitmain S21 Pro Miners with a cost of $15,955 were received or in transit.

As of December 31, 2024, the deposit balance for the Purchase Order and the Purchase Option is detailed as follows:

As of December 31,
2024
Non-refundable deposit on the Purchase Order made in 2023	9,464
Non-refundable deposit on the Purchase Option made in 2023	7,448
Non-refundable deposit on the Purchase Order and the Purchase Option made in 2024	153,030
Bitmain T21 Miners received	(153,987)
Bitmain S21 Pro Miners received or in transit	(15,955)
—

iii.	March 2024 Purchase Order

During the first quarter of 2024, the Company purchased approximately an additional 19,280 Bitmain T21 Miners, 3,888 Bitmain S21 Miners and 740 Bitmain S21 Hydro Miners (collectively defined as the “March 2024 Purchase Order”) for $51,285, $13,608 and $4,338, respectively, with deliveries scheduled from April 2024 to November 2024. In November 2024, the Company amended the March 2024 Purchase Order and upgraded approximately 12,853 Bitmain T21 Miners to 12,853 S21 Pro Miners for $22,654. The amendment had an embedded derivative for the BTC Redemption Option, as described in Note 9. The BTC Redemption Option was initially recognized at a fair value of $1,349 reducing the Company’s Long-term deposits, equipment prepayments and other.

During the year ended December 31, 2024, the Company made deposits of $91,886 towards the March 2024 Purchase Order, of which approximately 4,317 Bitmain T21 Miners with a cost $11,072, 3,975 Bitmain S21 Miners with a cost of $13,608, 919 Bitmain S21 Pro Miners with a cost of $4,068 and 762 Bitmain S21 Hydro Miners with a cost of $4,338 were received or in transit.

As of December 31, 2024, the deposit balance for the March 2024 Purchase Order was $34,791. The total hashrate from the Miners received should correspond to the total hashrate specified in the initial agreements. The quantity of Miners received may vary based on the individual specifications of each Miner. As of December 31, 2024, the deposit balance for the March 2024 Purchase Order is detailed as follows:

As of December 31,
2024
Non-refundable deposit on the March 2024 Purchase Order	69,231
Bitmain T21 Miners received or in transit	(11,077)
Bitmain S21 Miners received	(13,608)
Bitmain S21 Pro Miners received or in transit	(4,068)
Bitmain S21 Hydro Miners received	(4,338)
Initial fair value of BTC Redemption Option	(1,349)
34,791
iv.	Other BVVE and electrical components

As of December 31, 2024, the Company had deposits for other BVVE and electrical components in the amount of $3,499.

v.	Construction work and materials

As of December 31, 2024, the Company had deposits for construction work and materials in the amount of $13,564, mainly for the Paraguay and United States expansions.

Commitments

As of December 31, 2024, the Company’s total remaining payment obligations in connection with the amended Purchase Option and the March 2024 Purchase Order was $33,200. As described in Note 8 and 9, in November 2024, the Company transferred 351 BTC which can be redeemed in four installments. The Company is not obligated to redeem all of the BTC installments. If the Company elects not to redeem one of the BTC Installments, the Company forfeits the right to redeem the remaining BTC Installments. In January 2025, the Company exercised the first BTC Installment. Refer to Note 32 for more details.

Contingent liability

In 2021, the Company imported Miners into Washington State, United States, that the vendor located in China claimed originated in Malaysia. In early 2022, U.S. Customs and Border Protection challenged the origination of the Miners, asserting that the Miners were manufactured in China, and notified the Company of a potential assessment of a U.S. importation duty of 25%.

During the third quarter of 2023 and the first quarter of 2025, the Company submitted supporting documentation to U.S. Customs and Border Protection in defense of its position that the Miners were manufactured outside China and the associated custom duties in the amount of $9,424 do not apply. While the final outcome of this matter is uncertain at this time, Management has determined it is not probable that it will result in a future cash outflow for the Company and, as such, no provision was recorded as of December 31, 2024.